JPMorgan Total Return Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	0.43%	(1.20%)	0.75%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	1.13%	(0.52%)	1.46%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.40%)	(1.65%)	0.24%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.66%	(0.85%)	0.59%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	1.19%	(0.45%)	1.51%